As filed with the  Securities  and Exchange  Commission  on or about October 20,
2003


                                        Securities Act Registration No. 2-99752
                               Investment Company Act Registration No. 811-4384

                       SECURITIES AND EXCHANGE COMMISSION
                              Washington D.C. 20549

                                    FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                    [   ]
         Pre-Effective Amendment No.                                       [   ]
                                     ------
         Post-Effective Amendment No. 35                                   [ X ]
                                     ----
                                     and/or
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940            [   ]
         Amendment No. 36                                                  [ X ]
                      ----
                        (Check appropriate box or boxes)
                          STRONG EQUITY FUNDS II, INC.
               (Exact Name of Registrant as Specified in Charter)

          100 Heritage Reserve
    Menomonee Falls, Wisconsin                                            53051
(Address of Principal Executive Offices)                             (Zip Code)

       Registrant's Telephone Number, including Area Code: (414) 359-3400
                                Richard W. Smirl
                         Strong Capital Management, Inc.
                              100 Heritage Reserve
                        Menomonee Falls, Wisconsin 53051
                     (Name and Address of Agent for Service)

It is proposed that this filing will become effective (check appropriate box):

 [ ] Immediately  upon filing pursuant to paragraph (b) of Rule 485
 [ ] on (date) pursuant to paragraph (b) of Rule 485
 [ ] 60 days after filing pursuant to paragraph (a)(1) of Rule 485
 [ ] on (date) pursuant to paragraph (a)(1) of Rule 485
 [ ] 75 days after filing  pursuant to paragraph  (a)(2) of Rule 485
 [ ] on (date) pursuant to paragraph (a)(2) of Rule 485

         If appropriate, check the following box:

[ X ] this post-effective amendment designates a new effective date for a previously filed post- effective amendment.

This Post-Effective Amendment to the Registration Statement of Strong Equity Funds, II, Inc., which is currently comprised of four Funds, relates only to the addition of the Strong Matrix Value Fund. The Fund will offer Investor Class and Institutional Class Shares. The purpose of this Post-Effective Amendment is to designate a new effective date, November 14, 2003, for the previously filed Post-Effective Amendment 33. The prospectus and statement of additional information (SAI) for this Post-Effective Amendment 35 are identical to those filed in Post-Effective Amendment No. 33, and the prospectus and SAI are incorporated herein in their entirety by reference to those filed in Post-Effective Amendment No. 33. This Post-Effective Amendment does not relate to, amend, supersede, or otherwise affect the separate Prospectuses and Statements of Additional Information contained in Post-Effective Amendment Nos. 31.and 34.

                          STRONG EQUITY FUNDS II, INC.
                                     PART C
                                OTHER INFORMATION

Item 23. EXHIBITS

(a) Amended and Restated Articles of Incorporation effective June 1, 2001(1) (a.1) Amended and Restated Articles of Incorporation effective March 14, 2002(4) (a.2) Amended and Restated Articles of Incorporation effective _______, 2003 *
(b)   By-Laws dated February 9, 2001(1)
(b.1) Amendment to Bylaws dated March 1, 2002(4)
(c)   Inapplicable
(d)   Investment Advisory Agreement (Multi Cap Value Fund)(1)
(d.1) Investment Advisory Agreement (Small/Mid Cap Value Fund, Matrix Value
      Fund, Small Company Value Fund, and Strategic Value Fund)(4)
(e)   Distribution Agreement (Multi Cap Value Fund)(1)
(e.1) Distribution  Agreement  (Small/Mid Cap Value Fund, Matrix Value
      Fund, Small Company Value Fund, and Strategic Value Fund)(4)
(e.2) Mutual Fund  Distribution and Shareholder  Services  Agreement(4)
(e.3) Services  Agreement(4)
(f)   Inapplicable
(g)   Custodian and Remote Access  Agreement(2)
(h) Amended and Restated Transfer and Dividend Disbursing Agent Agreement(5) (h.1) Investor Class Shares Administration Agreement (Multi Cap Value Fund)(3) (h.2) Investor Class Shares Administration Agreement (Small/Mid Cap
      Value Fund, Matrix Value Fund, Small Company Value Fund, and Strategic Value Fund)(4)
(h.3) Institutional Class Shares Administration Agreement (Matrix Value
      Fund) *
(i)   Opinion and Consent of Counsel (Multi Cap Value Fund)(1)
(i.1) Opinion and Consent of Counsel  (Small/Mid Cap Value Fund,  Small
      Company Value Fund,  and  Strategic  Value  Fund)(4)
(i.2) Opinion and Consent of Counsel (Matrix Value Fund)*
(j)   Consent of  Independent Accountants*
(k) Annual Report to Shareholders of Matrix Advisors Value Fund, Inc. for the fiscal year ended June 30, 2002(8)
(k.1) Semi-Annual  Report to Shareholders of Matrix Advisors Value Fund, Inc.
      for the six-month period ended December 31, 2002(9)
(l)   Inapplicable
(m)   Amended  and  Restated   Rule  12b-1   Distribution   Plan(4)
(n)   Inapplicable
(p)   Code of Ethics for Access Persons dated November 8, 2002(6)
(p.1) Code of Ethics for  Non-Access  Persons dated November 8, 2002(6)
(q)   Power of Attorney dated June 27, 2003(7)

-----------------------------------
* To be filed at a later date.

(1) Incorporated herein by reference to Post-Effective Amendment No. 22 to the Registration Statement on Form N-1A of Registrant filed on or about May 30, 2001.

(2) Incorporated herein by reference to Post-Effective Amendment No. 24 to the Registration Statement on Form N-1A of Registrant filed on or about June 29, 2001.

(3) Incorporated herein by reference to Post-Effective Amendment No. 25 filed to the Registration Statement on Form N-1A of Registrant filed on or about December 27, 2001.

(4) Incorporated herein by reference to Post-Effective Amendment No. 27 filed to the Registration Statement on Form N-1A of Registrant filed on or about March 26, 2002.

(5) Incorporated herein by reference to Post-Effective Amendment No. 29 filed to the Registration Statement on Form N-1A of Registrant filed on or about May 7, 2002.

(6) Incorporated herein by reference to Post-Effective Amendment No. 30 filed to the Registration Statement on Form N-1A of Registrant filed on or about November 15, 2002.

(7) Incorporated herein by reference to Post-Effective Amendment No. 32 filed to the Registration Statement on Form N-1A of Registrant filed on or about June 27, 2003.

(8) Incorporated by reference to Matrix Advisors Value Fund, Inc.'s Form N-30D filed on or about August 28, 2002.

(9) Incorporated by reference to Matrix Advisors Value Fund, Inc.'s Form N-30D filed on or about March 4, 2003.

Item 24.  PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT
          -------------------------------------------------------------

         Registrant neither controls any person nor is under common control with any other person.

Item 25. INDEMNIFICATION

         Officers and directors of the Fund and Strong Financial Corporation and its subsidiaries, including the Fund's advisor and underwriter, are insured under a joint directors and officers/errors and omissions insurance policy underwritten by a group of insurance companies in the aggregate amount of $150,000,000, subject to certain deductions. The Funds and each director of the Funds who is not an "interested person" of the Funds or their advisor as defined in the Investment Company Act of 1940, as amended, ("Independent Director") have also entered into an indemnification agreement, which generally provides that each Fund shall, with certain exceptions, indemnify each Independent Director against all liability and expenses reasonably incurred or paid by the Independent Director in connection with any proceeding in which the Independent Director is involved by virtue of being a director of the Fund. In addition, pursuant to the authority of the Wisconsin Business Corporation Law ("WBCL"),
Article VII of Registrant's Bylaws provides as follows:

ARTICLE VII. INDEMNIFICATION OF OFFICERS AND DIRECTORS

                  SECTION 7.01. MANDATORY INDEMNIFICATION. The Corporation shall indemnify, to the full extent permitted by the WBCL, as in effect from time to time, the persons described in Sections 180.0850 through
         180.0859 (or any successor provisions) of the WBCL or other provisions of the law of the State of Wisconsin relating to indemnification of directors and officers, as in effect from time to time. The indemnification afforded such persons by this section shall not be exclusive of other rights to which they may be entitled as a matter of law.

                  SECTION 7.02. PERMISSIVE SUPPLEMENTARY BENEFITS. The Corporation may, but shall not be required to, supplement the right of indemnification under Section 7.01 by (a) the purchase of insurance on behalf of any one or more of such persons, whether or not the Corporation would be obligated to indemnify such person under Section 7.01; (b) individual or group indemnification agreements with any one or more of such persons; and (c) advances for related expenses of such a person.

                  SECTION 7.03. AMENDMENT. This Article VII may be amended or repealed only by a vote of the shareholders and not by a vote of the Board of Directors.

                  SECTION 7.04. INVESTMENT COMPANY ACT. In no event shall the Corporation indemnify any person hereunder in contravention of any provision of the Investment Company Act.

Item 26. BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISOR

         The information contained under "Who are the Fund's investment advisor and portfolio managers?" in the Prospectus and under "Directors and Officers," "Investment Advisor," and "Distributor" in the Statement of Additional Information is hereby incorporated by reference pursuant to Rule 411 under the Securities Act of 1933.

Item 27. PRINCIPAL UNDERWRITERS

         (a) Strong Investments, Inc., principal underwriter for Registrant, also serves as principal underwriter for Strong Advantage Fund, Inc.; Strong Asia Pacific Fund, Inc.; Strong Balanced Fund, Inc.; Strong Balanced Stock Fund, Inc., Strong Common Stock Fund, Inc.; Strong Conservative Equity Funds, Inc.; Strong Corporate Bond Fund, Inc.; Strong Discovery Fund, Inc.; Strong Equity Funds, Inc.; Strong Government Securities Fund, Inc.; Strong Heritage Reserve Series, Inc.; Strong High-Yield Municipal Bond Fund, Inc.; Strong Income Funds, Inc.; Strong Income Funds II, Inc.; Strong Income Trust; Strong International Equity Funds, Inc.; Strong Large Cap Growth Fund, Inc.; Strong Life Stage Series, Inc.; Strong Money Market Fund, Inc.; Strong Municipal Bond Fund, Inc.; Strong Municipal Funds, Inc.; Strong Opportunity Fund, Inc.; Strong Opportunity Fund II, Inc.; Strong Short-Term Bond Fund, Inc.; Strong Short-Term Global Bond Fund, Inc.; Strong Short-Term Municipal Bond Fund, Inc.; and Strong Variable Insurance Funds, Inc.

         (b)
         Name and Principal                  Positions and Offices                     Positions and Offices
         Business Address                    with Underwriter                          with Fund
         ----------------------------------- ----------------------------------------- ------------------------------

         David A. Braaten                    Director and President                    None
         100 Heritage Reserve
         Menomonee Falls, WI  53051

         Anthony J. D'Amato                  Executive Vice President                  None
         100 Heritage Reserve
         Menomonee Falls, WI  53051

         Richard W. Smirl                    Vice President, Chief                     Vice President and Secretary
         100 Heritage Reserve                Compliance Officer, Secretary and
         Menomonee Falls, WI  53051          General Counsel

         Jahn Hanshaft                       Vice President                            None
         100 Heritage Reserve
         Menomonee Falls, WI  53051


         Randy Henze                         Vice President                            None
         100 Heritage Reserve
         Menomonee Falls, WI  53051

         Dana J. Russart                     Vice President                            None
         100 Heritage Reserve
         Menomonee Falls, WI  53051

         Mark S. Georg                       Senior Compliance Officer                 None
         100 Heritage Reserve
         Menomonee Falls, WI  53051

         Adym W. Rygmyr                      Assistant Secretary                       None
         100 Heritage Reserve
         Menomonee Falls, WI  53051

         Thomas M. Zoeller                   Chief Financial Officer                   Vice President
         100 Heritage Reserve                and Treasurer
         Menomonee Falls, WI  53051

         Kevin J. Scott                      Assistant Treasurer                       None
         100 Heritage Reserve
         Menomonee Falls, WI  53051

              (c) None

Item 28. LOCATION OF ACCOUNTS AND RECORDS

         All accounts,  books, or other  documents  required to be maintained by
Section 31(a) of the Investment Company Act of 1940 and the rules promulgated thereunder are in the physical possession of Registrant's Vice President and Secretary, Richard W. Smirl, at Registrant's corporate offices, 100 Heritage Reserve, Menomonee Falls, Wisconsin 53051.

Item 29. MANAGEMENT SERVICES

         All management-related service contracts entered into by Registrant are discussed in Parts A and B of this Registration Statement.

Item 30. UNDERTAKINGS

         None

                                   SIGNATURES

         Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Post-Effective Amendment to the Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the Village of Menomonee Falls, and State of Wisconsin as of the 20th day of October, 2003.

                          STRONG EQUITY FUNDS II, INC.
                          (Registrant)

                           By: /s/ Richard W. Smirl
                          -----------------------------------------------------
                           Richard W. Smirl, Vice President and Secretary

         Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement on Form N-1A has been signed below by the following persons in the capacities and as of the date indicated.

                     NAME                                          TITLE                           DATED AS OF



                                                Chairman of the Board (Principal Executive
/s/ Richard S. Strong                           Officer) and a Director                         October 20, 2003
-----------------------------------------------
Richard S. Strong

                                                Treasurer (Principal Financial and
/s/ John W. Widmer                              Accounting Officer)                             October 20, 2003
-----------------------------------------------
John W. Widmer


                                                Director                                        October 20, 2003
-----------------------------------------------
Willie D. Davis*


                                                Director                                        October 20, 2003
-----------------------------------------------
William F. Vogt*


                                                Director                                        October 20, 2003
-----------------------------------------------
Stanley Kritzik*


                                                Director                                        October 20, 2003
-----------------------------------------------
Neal Malicky*


                                                Director                                        October 20, 2003
-----------------------------------------------
Gordan B. Greer*

* Christopher O. Petersen signs this document pursuant to the power of attorney filed with Post-Effective Amendment No. 32 to the Registration Statement on Form N-1A.


                                       By: /s/ Christopher O. Petersen
                                      ------------------------------------------
                                        Christopher O. Petersen

                                  EXHIBIT INDEX

                                                        EDGAR
    EXHIBIT NO.             EXHIBIT                     EXHIBIT NO.
    -----------             -------                    -----------

  None